Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FMI Funds, Inc.
Entity Central Index Key	0001023391
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI Common Stock Fund
Class Name	Investor Class
Trading Symbol	FMIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/common-stock-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.95%
[1]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI Common Stock Fund Investor Class (“The Fund”) fell by 4.20%, compared with a decline of 9.18% for the Russell 2000 Index and 8.72% for the Russell 2000 Value Index. It was a tale of two quarters, as growth and momentum stocks rallied in the fourth quarter of 2024 on the heels of President Trump’s election win, while value stocks declined. In the first quarter of 2025, however, fortunes reversed, as the top-performing themes in the U.S. in 2024 all came under pressure. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel the pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. The Fund’s exposure to building products weighed on the relative performance versus the benchmarks, as a slowdown in housing and commercial construction impacted the business fundamentals. FMI’s Retail Trade and Finance holdings gained in the period, despite both sectors declining in the broader indices. The Fund’s lack of exposure to money-losing companies, which account for over 40% of the Russell 2000 and the Russell 2000 Value constituents, was also additive to the relative performance.
The Fund continues to trade at a sizeable discount to both the Russell 2000 and the Russell 2000 Value Indices, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Retail Trade, Finance, Distribution Services
↑	Positions: Genpact Ltd., BJ’s Wholesale Club Holdings Inc., Beacon Roofing Supply Inc.

Top Detractors
↓	Sectors: Producer Manufacturing, Technology Services, Consumer Services
↓	Positions: Fortune Brands Innovations Inc., Insight Enterprises Inc., nVent Electric PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-2.09	18.90	9.41
Russell 2000® Index	-4.01	13.27	6.30
Russell 2000® Value Index	-3.12	15.31	6.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information. Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
Net Assets	$ 2,128,127,209
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2025)

Net Assets	$2,128,127,209
Number of Holdings	29
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers
Genpact Ltd.	5.2%
Aramark	5.0%
BJ’s Wholesale Club Holdings, Inc.	4.7%
First American Treasury Obligations Fund	4.5%
Henry Schein, Inc.	4.2%
Valvoline, Inc.	4.2%
Donaldson Co., Inc.	4.2%
Skechers USA, Inc.	4.0%
Arrow Electronics, Inc.	4.0%
FirstCash Holdings, Inc.	3.9%

Updated Prospectus Web Address	https://www.fmimgt.com/common-stock-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Common Stock Fund
Class Name	Institutional Class
Trading Symbol	FMIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/common-stock-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.83%
[2]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI Common Stock Fund Institutional Class (“The Fund”) fell by 4.15%, compared with a decline of 9.18% for the Russell 2000 Index and 8.72% for the Russell 2000 Value Index. It was a tale of two quarters, as growth and momentum stocks rallied in the fourth quarter of 2024 on the heels of President Trump’s election win, while value stocks declined. In the first quarter of 2025, however, fortunes reversed, as the top-performing themes in the U.S. in 2024 all came under pressure. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel the pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. The Fund’s exposure to building products weighed on the relative performance versus the benchmarks, as a slowdown in housing and commercial construction impacted the business fundamentals. FMI’s Retail Trade and Finance holdings gained in the period, despite both sectors declining in the broader indices. The Fund’s lack of exposure to money-losing companies, which account for over 40% of the Russell 2000 and the Russell 2000 Value constituents, was also additive to the relative performance.
The Fund continues to trade at a sizeable discount to both the Russell 2000 and the Russell 2000 Value Indices, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Retail Trade, Finance, Distribution Services
↑	Positions: Genpact Ltd., BJ’s Wholesale Club Holdings Inc., Beacon Roofing Supply Inc.

Top Detractors
↓	Sectors: Producer Manufacturing, Technology Services, Consumer Services
↓	Positions: Fortune Brands Innovations Inc., Insight Enterprises Inc., nVent Electric PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	-1.96	19.05	11.58
Russell 2000® Index	-4.01	13.27	7.88
Russell 2000® Value Index	-3.12	15.31	7.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information. Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
Net Assets	$ 2,128,127,209
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2025)

Net Assets	$2,128,127,209
Number of Holdings	29
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers
Genpact Ltd.	5.2%
Aramark	5.0%
BJ’s Wholesale Club Holdings, Inc.	4.7%
First American Treasury Obligations Fund	4.5%
Henry Schein, Inc.	4.2%
Valvoline, Inc.	4.2%
Donaldson Co., Inc.	4.2%
Skechers USA, Inc.	4.0%
Arrow Electronics, Inc.	4.0%
FirstCash Holdings, Inc.	3.9%

Updated Prospectus Web Address	https://www.fmimgt.com/common-stock-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI Large Cap Fund
Class Name	Investor Class
Trading Symbol	FMIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/large-cap-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$41	0.84%
[3]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI Large Cap Fund Investor Class (“The Fund”) fell by 3.16%, compared with a decline of 1.97% for the S&P 500 Index and a gain of 0.08% for the iShares Russell 1000 Value ETF. It was a tale of two quarters, as growth and momentum stocks rallied in the fourth quarter of 2024 on the heels of President Trump’s election win, while value stocks declined. In the first quarter of 2025, however, fortunes reversed, as the top-performing themes in the U.S. in 2024 came under pressure. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel the pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. The Fund’s exposure to building products weighed on the relative performance versus the benchmarks, as a slowdown in housing and commercial construction impacted the business fundamentals. Stock picking in Finance (one of the best performing sectors) boosted the Fund’s relative performance, though an underweight versus the iShares Russell 1000 Value ETF detracted from the respective comparison.
In aggregate the Fund continues to trade at a sizeable discount to both the S&P 500 and the iShares Russell 1000 Value ETF, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection.  We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Electronic Technology, Finance, Health Services
↑	Positions: Charles Schwab Corp., Sony Group Corp. ADR, Berkshire Hathaway Inc. Cl. B

Top Detractors
↓	Sectors: Producer Manufacturing, Distribution Services, Process Industries
↓	Positions: Ferguson Enterprises Inc., Avery Dennison Corp., Carrier Global Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	2.64	14.49	8.81
S&P 500® Index	8.25	18.59	12.50
iShares® Russell 1000 Value ETF	7.06	15.97	8.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information. Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
Net Assets	$ 1,437,389,780
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2025)

Net Assets	$1,437,389,780
Number of Holdings	29
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers
Charles Schwab Corp.	6.4%
Berkshire Hathaway, Inc.	6.1%
Booking Holdings, Inc.	5.1%
Aramark	4.5%
Sony Group Corp.	4.5%
Ferguson Enterprises, Inc.	4.5%
Progressive Corp.	4.3%
UnitedHealth Group, Inc.	4.3%
Avery Dennison Corp.	4.1%
Carrier Global Corp.	4.1%

Updated Prospectus Web Address	https://www.fmimgt.com/large-cap-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Large Cap Fund
Class Name	Institutional Class
Trading Symbol	FMIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/large-cap-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.70%
[4]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI Large Cap Fund Institutional Class (“The Fund”) fell by 3.06%, compared with a decline of 1.97% for the S&P 500 Index and a gain of 0.08% for the iShares Russell 1000 Value ETF. It was a tale of two quarters, as growth and momentum stocks rallied in the fourth quarter of 2024 on the heels of President Trump’s election win, while value stocks declined. In the first quarter of 2025, however, fortunes reversed, as the top-performing themes in the U.S. in 2024 came under pressure. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel the pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. The Fund’s exposure to building products weighed on the relative performance versus the benchmarks, as a slowdown in housing and commercial construction impacted the business fundamentals. Stock picking in Finance (one of the best performing sectors) boosted the Fund’s relative performance, though an underweight versus the iShares Russell 1000 Value ETF detracted from the respective comparison.
In aggregate the Fund continues to trade at a sizeable discount to both the S&P 500 and the iShares Russell 1000 Value ETF, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Electronic Technology, Finance, Health Services
↑	Positions: Charles Schwab Corp., Sony Group Corp. ADR, Berkshire Hathaway Inc. Cl. B

Top Detractors
↓	Sectors: Producer Manufacturing, Distribution Services, Process Industries
↓	Positions: Ferguson Enterprises Inc., Avery Dennison Corp., Carrier Global Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	2.75	14.64	10.49
S&P 500® Index	8.25	18.59	14.19
iShares® Russell 1000 Value ETF	7.06	15.97	9.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information. Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
Net Assets	$ 1,437,389,780
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2025)

Net Assets	$1,437,389,780
Number of Holdings	29
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers
Charles Schwab Corp.	6.4%
Berkshire Hathaway, Inc.	6.1%
Booking Holdings, Inc.	5.1%
Aramark	4.5%
Sony Group Corp.	4.5%
Ferguson Enterprises, Inc.	4.5%
Progressive Corp.	4.3%
UnitedHealth Group, Inc.	4.3%
Avery Dennison Corp.	4.1%
Carrier Global Corp.	4.1%

Updated Prospectus Web Address	https://www.fmimgt.com/large-cap-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund
Class Name	Investor Class
Trading Symbol	FMIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.93%
[5]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI International Fund Investor Class (“The Fund”) fell by 3.76%, compared with the MSCI EAFE Index’s gain of 2.25% in local currency and decline of 1.81% in U.S. Dollars. The Fund’s passive currency hedge was a tailwind, helping performance during the period, albeit a negative contributor since the beginning of the year. After international stocks came under pressure in the fourth quarter of 2024, a U.S. fallout with Ukraine helped catalyze new defense spending and stimulus plans in Europe, sparking a rally in the first quarter of 2025. Value outperformed growth over the period but skewed more toward lower quality. Finance was the top performing sector over the semi-annual period, and the MSCI EAFE has a very large weighting in levered financials (majority in banks), at ~25% of the index. FMI is typically underweight financials (currently less than half the weight of the benchmark), and banks in particular, given their high leverage, opaque balance sheets, and low margins. Defense stocks have also been among the top-performing themes in Europe (up almost 70% in the first quarter after defense spending announcements). FMI’s exposure to defense has been fairly limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. FMI’s Producer Manufacturing and Commercial Services holdings gained in the period, despite both sectors declining in the broader benchmark.
In aggregate the Fund continues to trade at a sizeable discount to MSCI EAFE, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Producer Manufacturing, Commercial Services, Health Technology
↑	Positions: Sony Group Corp., Genpact Ltd., Booking Holdings Inc.

Top Detractors
↓	Sectors: Finance, Consumer Non-Durables, Retail Trade
↓	Positions: Greggs PLC, B&M European Value Retail SA, Ferguson Enterprises Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	0.08	13.01	5.46
MSCI EAFE® (LOC) Index	4.13	13.26	6.34
MSCI EAFE® (LOC) Value Index	11.98	16.31	6.07
MSCI EAFE® (USD) Index	4.88	11.77	5.40
MSCI EAFE® (USD) Value Index	12.85	14.77	5.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund/ for more recent performance information. Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
Net Assets	$ 4,438,356,854
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2025)

Net Assets	$4,438,356,854
Number of Holdings	41
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers
Sony Group Corp.	5.1%
Booking Holdings, Inc.	4.6%
Unilever PLC	4.6%
Ferguson Enterprises, Inc.	4.5%
Roche Holding AG	4.2%
Sodexo SA	4.2%
Coca-Cola Europacific Partners PLC	4.0%
Weir Group PLC	3.9%
Rexel SA	3.8%
Koninklijke Philips NV	3.8%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund
Class Name	Institutional Class
Trading Symbol	FMIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$39	0.79%
[6]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI International Fund Institutional Class (“The Fund”) fell by 3.68%, compared with the MSCI EAFE Index’s gain of 2.25% in local currency and decline of 1.81% in U.S. Dollars. The Fund’s passive currency hedge was a tailwind, helping performance during the period, albeit a negative contributor since the beginning of the year. After international stocks came under pressure in the fourth quarter of 2024, a U.S. fallout with Ukraine helped catalyze new defense spending and stimulus plans in Europe, sparking a rally in the first quarter of 2025. Value outperformed growth over the period but skewed more toward lower quality. Finance was the top performing sector over the semi-annual period, and the MSCI EAFE has a very large weighting in levered financials (majority in banks), at ~25% of the index. FMI is typically underweight financials (currently less than half the weight of the benchmark), and banks in particular, given their high leverage, opaque balance sheets, and low margins. Defense stocks have also been among the top-performing themes in Europe (up almost 70% in the first quarter after defense spending announcements). FMI’s exposure to defense has been fairly limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. FMI’s Producer Manufacturing and Commercial Services holdings gained in the period, despite both sectors declining in the broader benchmark.
In aggregate the Fund continues to trade at a sizeable discount to MSCI EAFE, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Producer Manufacturing, Commercial Services, Health Technology
↑	Positions: Sony Group Corp., Genpact Ltd., Booking Holdings Inc.

Top Detractors
↓	Sectors: Finance, Consumer Non-Durables, Retail Trade
↓	Positions: Greggs PLC, B&M European Value Retail SA, Ferguson Enterprises Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	0.25	13.16	6.30
MSCI EAFE® (LOC) Index	4.13	13.26	8.29
MSCI EAFE® (LOC) Value Index	11.98	16.31	8.23
MSCI EAFE® (USD) Index	4.88	11.77	7.20
MSCI EAFE® (USD) Value Index	12.85	14.77	7.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund/ for more recent performance information. Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
Net Assets	$ 4,438,356,854
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2025)

Net Assets	$4,438,356,854
Number of Holdings	41
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Issuers
Sony Group Corp.	5.1%
Booking Holdings, Inc.	4.6%
Unilever PLC	4.6%
Ferguson Enterprises, Inc.	4.5%
Roche Holding AG	4.2%
Sodexo SA	4.2%
Coca-Cola Europacific Partners PLC	4.0%
Weir Group PLC	3.9%
Rexel SA	3.8%
Koninklijke Philips NV	3.8%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI International Fund II - Currency Unhedged
Class Name	Institutional Class
Trading Symbol	FMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI International Fund II - Currency Unhedged for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/international-fund-2/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/international-fund-2/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.90%
[7]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI International Fund II – Currency Unhedged Institutional Class fell by 6.54%, compared with the MSCI EAFE Index’s decline of 1.81% in U.S. Dollars. After international stocks came under pressure in the fourth quarter of 2024, a U.S. fallout with Ukraine helped catalyze new defense spending and stimulus plans in Europe, sparking a rally in the first quarter of 2025. Value outperformed growth over the period but skewed more toward lower quality. Finance was the top performing sector over the semi-annual period, and the MSCI EAFE has a very large weighting in levered financials (majority in banks), at ~25% of the index. FMI is typically underweight financials (currently less than half the weight of the benchmark), and banks in particular, given their high leverage, opaque balance sheets, and low margins. Defense stocks have also been among the top-performing themes in Europe (up almost 70% in the first quarter after defense spending announcements). FMI’s exposure to defense has been fairly limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. FMI’s Producer Manufacturing and Commercial Services holdings gained in the period, despite both sectors declining in the broader benchmark.
In aggregate the Fund continues to trade at a sizeable discount to MSCI EAFE, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Producer Manufacturing, Commercial Services, Health Technology
↑	Positions: Sony Group Corp., Genpact Ltd., Booking Holdings Inc.

Top Detractors
↓	Sectors: Finance, Consumer Non-Durables, Retail Trade
↓	Positions: Greggs PLC, B&M European Value Retail SA, Ferguson Enterprises Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Institutional Class	-0.19	10.77	3.20
MSCI EAFE® (USD) Index	4.88	11.77	5.83
MSCI EAFE® (USD) Value Index	12.85	14.77	7.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information. Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
Net Assets	$ 64,204,632
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2025)

Net Assets	$64,204,632
Number of Holdings	34
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers
Sony Group Corp.	5.1%
Unilever PLC	4.6%
Booking Holdings, Inc.	4.6%
Ferguson Enterprises, Inc.	4.5%
Roche Holding AG	4.2%
Sodexo SA	4.2%
Coca-Cola Europacific Partners PLC	3.9%
Weir Group PLC	3.9%
Rexel SA	3.8%
Koninklijke Philips NV	3.8%

Updated Prospectus Web Address	https://www.fmimgt.com/international-fund-2/
Institutional Class
Shareholder Report [Line Items]
Fund Name	FMI Global Fund
Class Name	Institutional Class
Trading Symbol	FMIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FMI Global Fund for the period of December 31, 2024 (inception date), to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fmimgt.com/global-fund/. You can also request this information by contacting us at 1-800-811-5311.
Additional Information Phone Number	1-800-811-5311
Additional Information Website	https://www.fmimgt.com/global-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$22	0.90%
[8],[9]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.90%	[8]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
With the Fund’s inception on December 31, 2024, the Semi-Annual period represents only the   3 months ending March 31, 2025.   During this period the FMI Global Fund was flat (0.00%), compared with the MSCI World Index’s decline of 1.79% in U.S. Dollars. In the U.S. the top-performing themes in 2024 all came under pressure in the first quarter of 2025. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel a U.S. pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. Conversely in Europe, a U.S. fallout with Ukraine helped catalyze new defense spending and stimulus plans, sparking a rally in international stocks. Value outperformed growth significantly in the quarter after a tough stretch in recent years. Stock selection and the Fund’s differentiated sector weightings were additive to performance.
The Fund trades at a sizeable discount to MSCI World, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Electronic Technology, Commercial Services, Consumer Durables
↑	Positions: Sony Group Corp., Genpact Ltd., Berkshire Hathaway Inc. Cl. B

Top Detractors
↓	Sectors: Consumer Non-Durables, Consumer Services, Retail Trade
↓	Positions: Sodexo SA, Greggs PLC, B&M European Value Retail SA

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (12/31/2024)
Institutional Class	0.00
MSCI World® (USD) Index	-1.79
MSCI ACWI® (USD) Index	-1.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fmimgt.com/global-fund/ for more recent performance information. Visit https://www.fmimgt.com/global-fund/ for more recent performance information.
Net Assets	$ 9,722,585
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (presented for the Fund as a whole as of March 31, 2025)

Net Assets	$9,722,585
Number of Holdings	34
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Issuers
Charles Schwab Corp.	4.7%
Sony Group Corp.	4.4%
Berkshire Hathaway, Inc.	4.1%
Weir Group PLC	4.0%
Ferguson Enterprises, Inc.	3.9%
UnitedHealth Group, Inc.	3.9%
Booking Holdings, Inc.	3.8%
Sodexo SA	3.6%
Coca-Cola Europacific Partners PLC	3.5%
Unilever PLC	3.5%

Updated Prospectus Web Address	https://www.fmimgt.com/global-fund/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
**	Amount shown reflects the expenses of the FMI Global Fund from its December 31, 2024 inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the full period.

[9]
*	Annualized